OPERATING EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES BY NATURE
Compensation and benefits	$ 5,007	$ 4,504
Corporate administration	1,084	969
Listing and filing fees	455	242
Professional fees	1,059	736
Amortization	149	147
Operating expenses before share-based compensation	7,754	6,598
Share-based compensation	1,694	1,688
Total operating expenses	$ 9,448	$ 8,286